Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies
Schedule of Assets and Liabilities Measured or Disclosed at Fair Value on a recurring basis
	As of June 30, 2025
	Fair Value Measurement at the Reporting Date using
	Quoted price in active markets for identical assets Level 1	Significant other observable inputs Level 2	Significant unobservable inputs Level 3	Total
Financial liabilities:
Convertible note (i)	$-	$-	$-	$-
Warrant liabilities (ii)	-	-	417,000	417,000
Total	$-	$-	$417,000	$417,000
	As of December 31, 2024
	Fair Value Measurement at the Reporting Date using
	Quoted price in active markets for identical assets Level 1	Significant other observable inputs Level 2	Significant unobservable inputs Level 3	Total
Financial liabilities:
Convertible note (i)	$-	$-	$198,000	$198,000
Warrant liabilities (ii)	-	-	2,000,000	2,000,000
Total	$-	$-	$2,198,000	$2,198,000

Reconciliation of the beginning and ending balances for convertible note measured at fair value on a recurring basis
	For the six months ended June 30,	For the year ended December 31,
	2025	2024
Opening balance	$198,000	$1,727,694
Change in fair value of convertible note	150,000	504,006
Forbearance and other fee	-	610,227
Gain on debt extinguishment	-	(298,213)
Conversion of convertible note	(348,000)	(2,060,000)
Cash repaid	-	(285,714)
Ending balance	$-	$198,000
	For the six months ended June 30,	For the year ended December 31,
	2025	2024
Opening balance	$2,000,000	$-
Warrants issued in connection with the April 2024 Private Placement	401,000	1,358,374
Change in fair value of warrant liabilities	(1,804,000)	3,767,626
Reclassification of warrant liabilities to equity upon exercise of warrants	(180,000)	(3,126,000)
Ending balance	$417,000	$2,000,000

Schedule of currency exchange rates that were used in creating the consolidated financial statements
	June 30, 2025		June 30, 2024		December 31, 2024
US$:RMB exchange rate	Period End	$7.1636	Period End	$7.2672	Period End	$7.2993
	Average	$7.2526	Average	$7.2150	Average	$7.1957